Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2022
A S 37 [Member]
IfrsStatementLineItems [Line Items]
Standard	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
Description	Specify that when assessing whether a contract is onerous or loss-making, an entity needs to include costs that relate directly to a contract to provide goods or services including both incremental costs (e.g., the costs of direct labour and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfil the contract and costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
Period First adopted	1 January 2022
Impact	These amendments have no significant impact on the Company’s consolidated financial statements.
I F R S 3 [Member]
IfrsStatementLineItems [Line Items]
Standard	Reference to the Conceptual Framework – Amendments to IFRS 3
Description	The amendments add an exception to the recognition principle of IFRS 3 Business Combinations to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. The amendments also add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for
Period First adopted	1 January 2022
Impact	These amendments had no impact on the Company’s consolidated financial statements.
I A S 16 [Member]
IfrsStatementLineItems [Line Items]
Standard	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 Leases
Description	The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the costs of producing those items, in profit or loss.
Period First adopted	1 January 2022
Impact	These amendments had no impact on the Company’s consolidated financial statements.
I A S 1 [Member]
IfrsStatementLineItems [Line Items]
Standard	Amendments to IAS 1: Classification of Liabilities as Current or Non-current
Description	The amendments clarify: i) what is meant by a right to defer settlement; ii) that a right to defer must exist at the end of the reporting period; iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
Period First adopted	1 January 2023
Impact	These amendments are not expected to have a significant impact on the Company’s financial statements.
I A S 8 [Member]
IfrsStatementLineItems [Line Items]
Standard	Definition of Accounting Estimates - Amendments to IAS 8
Description	The IASB issued amendments to IAS 8, in which it introduces a definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.
Period First adopted	1 January 2023
Impact	These amendments are not expected to have a significant impact on the Company’s financial statements.
I F R S Practice Statement 2 [Member]
IfrsStatementLineItems [Line Items]
Standard	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2
Description	The IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that
Period First adopted	1 January 2023
Impact	These amendments are not expected to have a significant impact on the Company’s financial statements.
I A S 12 [Member]
IfrsStatementLineItems [Line Items]
Standard	Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12
Description	The Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences.
Period First adopted	1 January 2023
Impact	These amendments are not expected to have a significant impact on the Company’s financial statements.